Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Money market accounts	$ 490	$ 2,390
Warrants	435	16
Embedded derivatives		1
Financial assets at fair value through earnings	925	2,407
Financial assets at fair value through other comprehensive income	29	23
Total assets	954	2,430
Liabilities
Forward exchange contracts	(7)
Contingent consideration	(3)	(2)
Financial liabilities at fair value through earnings	(10)	(2)
Derivatives used for hedging	(62)	(76)
Total liabilities	(72)	(78)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	2	2
Total assets	2	2
Level 2 [member]
Assets
Money market accounts	490	2,390
Embedded derivatives		1
Financial assets at fair value through earnings	490	2,391
Financial assets at fair value through other comprehensive income	27	21
Total assets	517	2,412
Liabilities
Forward exchange contracts	(7)
Financial liabilities at fair value through earnings	(7)
Derivatives used for hedging	(62)	(76)
Total liabilities	(69)	(76)
Level 3 [member]
Assets
Warrants	435	16
Financial assets at fair value through earnings	435	16
Total assets	435	16
Liabilities
Contingent consideration	(3)	(2)
Financial liabilities at fair value through earnings	(3)	(2)
Total liabilities	$ (3)	$ (2)